Loss per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss per share

19. Loss per share

As of December 31, 2020, 2019 and 2018, the Company has one category of shares, which are common shares, since the Company’s non-voting shares and series A and series B preferred shares were converted into common shares upon the closing of the IPO on January 25, 2017.

The basic loss per share is calculated by dividing the loss of the period attributable to the ordinary shares by the weighted average number of ordinary shares outstanding during the period as follows:

	Year ended December 31,
	2020	2019	2018
Net loss attributable to shareholders (in USD ‘000)	(82,966)	(108,790)	(76,716)
Weighted average number of shares outstanding	49,820,451	43,674,746	40,172,498
Basic and diluted loss per share (in USD)	(1.67)	(2.49)	(1.91)

For the year ended December 31, 2020, 7,035,388 and 6,964,592 shares issuable upon the exercise of stock-options and warrants, respectively, which would have an anti-dilutive impact on the calculation of the diluted earnings per share, were excluded from the calculation. For the year ended December 31, 2019, 168,641 non-vested shares and 4,626,385 shares issuable upon the exercise of stock-options were excluded. For the year ended December 31, 2018, 430,625 non-vested shares and 3,028,275 shares issuable upon the exercise of stock-options were excluded.